Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	For the Years Ended December 31,
	2011	2010	2009
Earnings per Common share – Basic and Diluted
Numerator
Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests	—	13	5
Loss from continuing operations and gain attributable to noncontrolling interests	4,192	4,665	3,894

Loss from continuing operations attributable to common stockholders	(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)

Numerator for adjusted loss from continuing operations attributable to common stockholders	(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders	5,755	(4,487)	5,341

Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)

Denominator
Weighted average common shares outstanding – basic and dilutive	242,591	212,412	192,900

Earnings per Common Share – Basic and Diluted
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	0.02	(0.02)	0.03

Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.10)